                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    May 8, 2001
    __________________           _______________  _________________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $281,514
                                              [thousands]

List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                   Form 13F INFORMATION TABLE
                                               Cardinal Capital Management, L.L.C.
                                                         March 31, 2001
  COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                                                MARKET    SHRS
                      TITLE                     VALUE     OR       SH/ PUT   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP       (X1000)   PRN AMT  PRN CALL  DISCRETION     MGRS    SOLE    SHARED    NONE
--------------        --------      -----       -------   ------   --------  ----------     ----    ----------------------
ACT Manufacturing    Common Stock   000973107    $2,558   233,830  SH         Sole           NONE    86,730            147,100
Alpharma Inc.        Common Stock   020813101    $1,552    47,400  SH         Sole           NONE    18,900             28,500
Arizona Land Income  Common Stock   040515108      $462    92,350  SH         Sole           NONE    23,900             68,450
Avaya Inc.           Common Stock   053499109    $1,711   131,600  SH         Sole           NONE    48,100             83,500
Belden, Inc.         Common Stock   077459105    $2,324   115,900  SH         Sole           NONE    42,500             73,400
Caremark Rx Inc.     Common Stock   141705103    $9,474   726,500  SH         Sole           NONE   260,500            466,000
Chemed Corp          Common Stock   163596109    $4,278   123,100  SH         Sole           NONE    45,600             77,500
Clean Harbors        Common Stock   184496107      $137    56,360  SH         Sole           NONE    56,360
Columbian Rope Co.   Common Stock   198684102      $772     6,940  SH         Sole           NONE                        6,940
Constellation
  Brands             Common Stock   21036P108   $11,847   165,110  SH         Sole           NONE    57,660            107,450
Covanta Energy
  Corp.              Common Stock   22281N103    $8,927   531,364  SH         Sole           NONE   188,600            342,764
Crown City Plating
  Co                 Common Stock   228237103      $390    35,500  SH         Sole           NONE                       35,500
Del Monte Foods      Common Stock   24522P103    $7,157   879,200  SH         Sole           None   305,900            573,300
Delta & Pine Land
  Co.                Common Stock   247357106   $10,597   439,700  SH         Sole           None   164,200            275,500
Dendrite Inter-
  national           Common Stock   248239105    $3,847   274,800  SH         Sole           None    97,200            177,600
El Paso Electric     Common Stock   283677854   $13,055   894,200  SH         Sole           None   337,600            556,600
Electro Rent Corp.   Common Stock   285218103    $3,172   228,600  SH         Sole           None    80,900            147,700
FMC Corp.            Common Stock   302491303    $5,645    76,650  SH         Sole           None    29,450             47,200
First City Liq
  Trust Cert         Common Stock   33762E108    $6,407   465,947  SH         Sole           None   171,342            294,605
Furniture Brands
  Intl               Common Stock   360921100    $8,569   361,550  SH         Sole           None   131,450            230,100
GP Strategies        Common Stock   36225V104    $4,271 1,073,200  SH         Sole           None   455,400            617,800
Gables Residential   Common Stock   362418105    $3,545   122,200  SH         Sole           None    37,300             84,900
Galileo Int'l Inc.   Common Stock   363547100    $8,430   384,911  SH         Sole           None   136,811            248,100
Handleman Co.        Common Stock   410252100    $6,621   664,100  SH         Sole           None   233,700            430,400
Healthcare Realty
    Trust            Common Stock   421946104    $3,566   147,950  SH         Sole           None    56,450             91,500
Heidrich &
  Struggles          Common Stock   422819102    $2,301    79,500  SH         Sole           None    29,300             50,200
Herbalife Intl.
  Class B            Common Stock   426908307    $3,225   464,065  SH         Sole           None   179,700            284,365
Hollinger Int'l      Common Stock   435569108    $9,035   631,400  SH         Sole           None   230,200            401,200
Ikon Office


                                4




  Solutions          Common Stock   451713101    $3,079   540,200  SH         Sole           None   199,300            340,900
Intertan Inc.        Common Stock   461120107    $4,622   365,400  SH         Sole           None   133,800            231,600
Jack in the Box      Common Stock   466367109    $9,397   313,760  SH         Sole           None   116,160            197,600
Korn Ferry Intl.     Common Stock   500643200    $2,631   156,900  SH         Sole           None    57,500             99,400
Lancaster Colony
  Corp.              Common Stock   513847103    $6,629   228,100  SH         Sole           None    75,900            152,200
Meritor Savings
  Bank               Common Stock   590007100      $835   562,700  SH         Sole           None   139,400            423,300
Mills Corp.          Common Stock   601148109    $3,167   151,600  SH         Sole           None    49,900            101,700
Nautica              Common Stock   639089101    $3,262   181,850  SH         Sole           None    64,450            117,400
Nova Corp. Georgia   Common Stock   669784100   $10,273   557,100  SH         Sole           None   197,300            359,800
Orthofix Intl        Common Stock   N6748L102    $1,537    68,100  SH         Sole           None    25,700             42,400
Oxford Health Plans  Common Stock   691471106   $12,059   450,800  SH         Sole           None   163,300            287,500
Pactiv Corp.         Common Stock   695257105      $655    54,100  SH         Sole           None    20,200             33,900
Pittston Brink's
  Grp.               Common Stock   725701106    $1,486    68,500  SH         Sole           None    26,800             41,700
Playtex              Common Stock   72813P100    $6,868   747,300  SH         Sole           None   256,000            491,300
Pure Resources Inc.  Common Stock   74622E102    $4,030   208,800  SH         Sole           None    80,900            127,900
Quorum Health Group  Common Stock   749084109    $3,953   260,300  SH         Sole           None    96,200            164,100
REMEC Inc.           Common Stock   759543101      $981    98,100  SH         Sole           None    38,800             59,300
RWC Inc.             Common Stock   749904108      $373    12,867  SH         Sole           None     1,072             11,795
Republic Services
  Inc.               Common Stock   760759100    $6,812   363,300  SH         Sole           None   130,600            232,700
Reunion Industries   Common Stock   761312107       $31    28,303  SH         Sole           None    28,303
Rymer Foods Inc.     Common Stock   783771306       $34   115,000  SH         Sole           None   115,000
Silicon Graphics     Common Stock   827056102    $1,458   370,000  SH         Sole           None   146,500            223,500
Speedway Motor-
  sports             Common Stock   847788106   $10,339   397,650  SH         Sole           None   140,850            256,800
Spherion Corp.       Common Stock   848420105    $2,380   343,000  SH         Sole           None   121,600            221,400
Station Casinos
  Inc.               Common Stock   857689103    $5,213   377,500  SH         Sole           None   131,500            246,000
Suiza Foods          Common Stock   865077101    $8,149   169,450  SH         Sole           None    63,150            106,300
Taubman Centers
  Inc.               Common Stock   876664103    $3,281   272,300  SH         Sole           None    94,300            178,000
The Hockey Company   Common Stock   784414203    $1,083    67,699  SH         Sole           None    67,699
Titan Corp           Common Stock   888266103    $2,744   152,700  SH         Sole           None    59,350             93,350
Trizec Hahn Corp.    Common Stock   896938107    $3,048   202,500  SH         Sole           None    67,900            134,600
US Leather Inc       Common Stock   912134103        $0    45,506  SH         Sole           None    45,506
Viad Corp.           Common Stock   92552R109   $10,264   430,700  SH         Sole           None   155,000            275,700
Woodward Governor    Common Stock   980745103    $6,966   135,600  SH         Sole           None    53,000             82,600
1000th Nextlink
  Communications                                     $0   354,664  SH         Sole           None   354,664
                                               $281,514









                                                                5
01269001.AK7